Shareholder Fees - FidelityShort-TermBondIndexFund-PRO	Oct. 30, 2024 USD ($)
FidelityShort-TermBondIndexFund-PRO | Fidelity Short-Term Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none